Note D - Loans and Allowance for Loan Losses - Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Loans	$ 777,052	$ 769,319
Less: Allowance for loan losses	(6,728)	(7,499)
Loans, net	770,324	761,820
Residential Portfolio Segment [Member]
Loans	304,079	309,163
Commercial Real Estate Portfolio Segment [Member]
Loans	216,360	213,446
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Owner Occupied [Member]
Loans	61,694	73,573
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Nonowner Occupied [Member]
Loans	117,188	101,571
Commercial Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Loans	37,478	38,302
Commercial and Industrial Portfolio Segment [Member]
Loans	113,243	107,089
Consumer Portfolio Segment [Member]
Loans	143,370	139,621
Consumer Portfolio Segment [Member] | Automobile Loan [Member]
Loans	70,226	68,626
Consumer Portfolio Segment [Member] | Home Equity Loan [Member]
Loans	22,512	21,431
Consumer Portfolio Segment [Member] | Other Consumer Loans [Member]
Loans	$ 50,632	$ 49,564